Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Net Loss before Taxes
The components of net loss before taxes are as follows:

	Years Ended December 31,
	2014	2013
	(In thousands)
United States	$(12,102)	$(29,303)
Foreign	(23,458)	(16,926)
Loss before provision for income taxes	$(35,560)	$(46,229)

Components of Income Tax Benefit
The provision for income taxes consists of the following components:

	Years Ended December 31,
	2014	2013
	(In thousands)
Current benefit (expense):
Federal	$—	$—
State	—	—
Foreign	174	—
Current income tax expense	$174	$—

	Years Ended December 31,
	2014	2013
	(In thousands)
Deferred benefit (expense):
Federal	$3,050	$(18,565)
State	355	(2,162)
Foreign	(3,161)	3,160
	244	(17,567)
Valuation allowance	(244)	17,567
Deferred income tax (benefit) expense	$—	$—

Net Deferred Tax Assets (Liabilities)
Worldwide net deferred tax assets and liabilities are as follows:

	December 31,
	2014	2013
Deferred tax assets (current and non-current)	(In thousands)
Depreciation and amortization	$8	$34
Other deferred tax assets	3,305	1,906
NOL carry-forwards	32,191	33,454
Research and development costs	5,167	6,142
Collaboration agreement receivable reserves	5,749	4,638
Valuation allowance	(46,400)	(46,156)
Total deferred tax assets	$20	$18
Deferred tax liabilities (current and non-current)
Unrealized foreign currency gains	$(20)	$(18)
Other deferred tax liabilities	—	—
Total deferred tax liabilities	(20)	(18)
Net deferred tax assets and deferred tax liabilities (current and non-current)	$—	$—
In Accordance with ASC 740-10-45-4, the Company presents below the current and non-current components of the Company's deferred tax assets and deferred tax liabilities. The Company has applied the jurisdictional netting requirements of ASC 740-10-45-5 to allocate the valuation allowance between current and non-current deferred tax assets on a jurisdictional basis. The current deferred tax liability and the non-current deferred tax asset disclosed below are attributable to the United States. Deferred tax positions in each foreign jurisdiction net to zero on both a current and non-current basis.

	Years Ended December 31,
	2014	2013
	(In thousands)
Current deferred tax liability	$(20)	$(18)
Non-current deferred tax asset	20	18

Reconciliation of Income Tax Benefit to Amount Determined by Applying U.S. Federal Statutory Income Tax Rate
A reconciliation from the federal statutory rate to the total provision for income taxes is as follows:

	Years Ended December 31,
	2014		2013
	Amount	Percent	Amount	Percent
Federal tax benefit at statutory rate	$(12,150)	34.0%	$(15,718)	34.0%
State tax — net of federal benefit	(479)	1.3	(1,160)	2.5
Permanent items and other	331	(0.9)	31,851	(68.9)
Prior period transfer pricing adjustments	3,502	(9.8)	—	—
Foreign rate differential	8,190	(22.9)	2,594	(5.6)
Other	536	(1.5)	—	—
Change in valuation allowance	244	(0.7)	(17,567)	38.0
Total tax benefit (expense)	$174	(0.5)%	$—	—%